As Filed with the Securities and Exchange Commission on May 10, 2013.

Registration Nos.:         33-57166

811-7434

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20546

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[32]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

Amendment No.	[34]

THE STRATTON FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

150 South Warner Road, Suite 460, King of Prussia, PA 19406

(Address of Principal Executive Offices including Zip Code)

(610) 941-0255

(Registrant’s Telephone Number, including Area Code)

Michelle A. Whalen, Assistant Vice President

The Stratton Funds, Inc.

150 South Warner Road, Suite 460, King of Prussia, PA 19406

(Name and Address of Agent for Service)

With copies to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700

It is proposed that this filing will become effective:

[ X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Common Stock

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of King of Prussia and the Commonwealth of Pennsylvania on the 10th day of May, 2013.

THE STRATTON FUNDS, INC.

Registrant

/s/ Gerald M. Van Horn
Gerald M. Van Horn
Chairman, Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement of The Stratton Funds, Inc. has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/ Gerald M. Van Horn	Chairman, Chief Executive Officer	May 10, 2013
Gerald M. Van Horn	and Director

*Bernard A. Francis, Jr.	Director	May 10, 2013
Bernard A. Francis, Jr.

*Brian G. Peirce	Director	May 10, 2013
Brian G. Peirce

*Lois Rothenberger	Director	May 10, 2013
Lois Rothenberger

*Frank Thomas	Director	May 10, 2013
Frank Thomas

*Joel H. Wilson	Director	May 10, 2013
Joel H. Wilson

*Harold L. Zuber, Jr.	Director	May 10, 2013
Harold L. Zuber, Jr.

/s/ Patricia L. Sloan	Secretary and	May 10, 2013
Patricia L. Sloan	Treasurer

* By: /s/ Gerald M. Van Horn

Attorney-in-Fact (pursuant to Power of Attorney)

SCHEDULE OF EXHIBITS TO FORM N-1A

Stratton Funds, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase